UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis     New York, New York   Dated: November 14, 2005



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     68

Form 13F Information Table Value Total:     $274,876
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE

                                                  FORM 13F INFORMATION TABLE

                                             Value      Shares/  Sh/  Put/ Invstmt Other   Voting Authority
  Name of Issuer   Title of Class   CUSIP    (x$1000)   PrnAmt   Prn  Call Discret Mngrs   Sole Shared None



ABB LTD               SPONS ADR    000375204       714    100,000   SH         Sole        100,000
ACTIVE POWER INC          COM      00504W100     4,784  1,158,269   SH         Sole      1,158,269
ADVANCIS PHARMA          COM       00764L109     1,151    816,380   SH         Sole        816,380
AIRSPAN NTWORKS          COM       00950H102     2,254    448,097   SH         Sole        448,097
ALCAN INC                COM       013716105       714     22,500   SH         Sole         22,500
ALLSTATE CORP            COM       020002101       612     11,075   SH         Sole         11,075
AMERICAN INTL GRP        COM       026874107       775     12,500   SH         Sole         12,500
AMERISOURCEBERGEN        COM       03073E105       454      5,875   SH         Sole          5,875
ANADARKO PET CORP        COM       032511107       439      9,600   SH         Sole          9,600
AON CORP                  COM      037389103       641     19,975   SH         Sole         19,975
ASHLAND INC              COM       044209104       394      7,125   SH         Sole          7,125
AUTOZONE INC              COM      053332102       379      4,550   SH         Sole          4,550
AVANT IMMUNOTHERPTCS      COM      053491106     1,321  1,016,368   SH         Sole      1,016,368
BALL CORP                COM       058498106       735     20,000   SH         Sole         20,000
BOEING CO                COM       097023105       608      8,950   SH         Sole          8,950
BRASCAN CORP            CL A       10549P606       975     18,000   SH         Sole         18,000
BRISTOL MYERS SQUIBB      COM      110122108       335     13,925   SH         Sole         13,925
CAPSTONE TURBINE         COM       14067D102    15,452  4,352,812   SH         Sole      4,352,812
CISCO SYS INC            COM       17275R102       651     36,307   SH         Sole         36,307
CIT GROUP INC            COM       125581108       421      9,325   SH         Sole          9,325
CITIGROUP INC            COM       172967101       498     10,945   SH         Sole         10,945
COMERICA INC              COM      200340107       373      6,325   SH         Sole          6,325
COMPUTER ASSOC INTL      COM       204912109       653     23,475   SH         Sole         23,475
CYBERONICS INC            COM      23251P102    29,315    982,061   SH         Sole        982,061
DEX MEDIA INC            COM       25212E100       780     28,050   SH         Sole         28,050
DIVERSA CORP              COM      255064107     9,513  1,643,075   SH         Sole      1,643,075
EOG RES INC              COM       26875P101     1,124     15,000   SH         Sole         15,000
FRST AMERCN CO CA        COM       318522307       680     14,900   SH         Sole         14,900
GENVEC INC                COM      37246C109     5,313  2,591,790   SH         Sole      2,591,790
HASBRO INC                COM      418056107       530     26,975   SH         Sole         26,975
HEWLETT PACKARD CO        COM      428236103       639     21,875   SH         Sole         21,875
INPHONIC INC              COM      45772G105     2,602    189,265   SH         Sole        189,265
IBM                      COM       459200101       746      9,300   SH         Sole          9,300
IPC HOLDINGS LTD.        ORD       G4933P101       484     14,825   SH         Sole         14,825
IVILLAGE INC              COM      46588H105    12,198  1,680,182   SH         Sole      1,680,182
JOHNSON CTLS INC          COM      478366107       641     10,325   SH         Sole         10,325
LEAR CORP                COM       521865105       874     25,725   SH         Sole         25,725
LINCOLN NATL CORP        COM       534187109       780     15,000   SH         Sole         15,000
MBIA INC                  COM      55262C100       727     12,000   SH         Sole         12,000
MCKESSON CORP            COM       58155Q103       618     13,025   SH         Sole         13,025
METHANEX CORP            COM       59151K108       669     45,000   SH         Sole         45,000
METLIFE INC              COM       59156R108       620     12,450   SH         Sole         12,450
MICROSOFT CORP            COM      594918104       401     15,575   SH         Sole         15,575
MOBILE TELESYS         SPONS ADR   607409109     2,406     59,140   SH         Sole         59,140
MONEYGRAM INTL            COM      60935Y109       330     15,200   SH         Sole         15,200
MORGAN STANLEY            COM      617446448       622     11,525   SH         Sole         11,525
NETLOGIC MICROSYS        COM       64118B100     1,094     50,656   SH         Sole         50,656
NITROMED INC              COM      654798503    98,448  5,469,333   SH         Sole      5,469,333
OLD REP INTL              COM      680223104       405     15,187   SH         Sole         15,187
PIONEER NAT RES          COM       723787107       879     16,000   SH         Sole         16,000
RENAISSANCERE HLDNG      COM       G7496G103       340      7,775   SH         Sole          7,775
RENT A CTR INC            COM      76009N100       319     16,525   SH         Sole         16,525
ROSTELECOM OPEN       SPONS ADR    778529107     1,599    106,723   SH         Sole        106,723
SARA LEE CORP            COM       803111103       557     29,375   SH         Sole         29,375
SEMPRA ENERGY            COM       816851109       824     17,500   SH         Sole         17,500
SENOMYX INC              COM       81724Q107    21,907  1,286,388   SH         Sole      1,286,388
SEROLOGICALS CORP        COM       817523103       488     21,645   SH         Sole         21,645
SPRINT CORP              COM       852061100       713     30,000   SH         Sole         30,000
TERCICA INC              COM       88078L105    33,874  3,002,998   SH         Sole      3,002,998
TJX COS INC              COM       872540109       499     24,375   SH         Sole         24,375
TORCHMARK CORP            COM      891027104       565     10,700   SH         Sole         10,700
UNION PAC CORP            COM      907818108       642      8,950   SH         Sole          8,950
VINTAGE PET INC          COM       927460105     1,142     25,000   SH         Sole         25,000
WASHINGTON MUTUAL        COM       939322103       224      5,700   SH         Sole          5,700
WEYERHAEUSER CO          COM       962166104       722     10,500   SH         Sole         10,500
WHIRLPOOL CORP            COM      963320106       750      9,900   SH         Sole          9,900
WISCONSIN ENERGY          COM      976657106       431     10,800   SH         Sole         10,800
XL CAP LTD              CL A       G98255105       512      7,525   SH         Sole          7,525


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